Accounts payable and accrued expenses: (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued expenses:
Suppliers	$ 307,068	$ 290,687
Taxes payable	574,311	311,847
Use rights of assets under concession	575,598	337,087
Accounts payable to related parties	169,696	127,901
Lease payable	23,547	24,510
Salaries payable	187,209	166,089
Sundry creditors for services provided	915,873	959,376
Accounts payable to contractors	61,202	271,462
Total	$ 2,814,504	$ 2,488,959